Non-controlling interests - Schedule Of Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Noncontrolling Interest [Line Items]
Balance	¥ 38,559,758		¥ 34,073,043	¥ 33,828,316
Net income attributable to non-controlling interests	99,010	$ 13,564	84,675	13,019
Acquisition of additional equity interests in subsidiaries	(512,237)		(73,000)	(27,105)
Dividend distribution to non-controlling interests shareholders	(42,891)		(39,107)	(42,307)
Deregistration of a subsidiary	(1,275)		(32)
Capital contribution from non-controlling interests shareholders	163,860		285,450	191,195
Balance	41,549,229	$ 5,692,222	38,559,758	34,073,043
Non-controlling interests
Noncontrolling Interest [Line Items]
Balance	1,598,354		1,321,006	1,195,418
Net income attributable to non-controlling interests	99,010		84,675
Acquisition of additional equity interests in subsidiaries	(228,345)		(64,268)	(29,558)
Dividend distribution to non-controlling interests shareholders	(42,891)		(39,107)	(42,307)
Deregistration of a subsidiary	(1,275)		(32)
Capital contribution from non-controlling interests shareholders	155,563		296,080	184,434
Balance	¥ 1,580,416		¥ 1,598,354	¥ 1,321,006